SEGMENTED INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Metal sales	$ 4,239.7	$ 3,455.1
Cost of sales
Production cost of sales	2,054.4	1,805.7
Depreciation, depletion and amortization	986.8	784.0
Impairment charges	38.9	350.0
Total cost of sales	3,080.1	2,939.7
Gross profit	1,159.6	515.4
Other operating (income) expense	64.5	113.8
Exploration and business development	185.0	154.1
General and administrative	108.7	129.8
Operating earnings	801.4	117.7
Other (expense) income - net	(27.3)	64.4
Finance income	40.5	18.3
Finance expense	(106.0)	(93.7)
Earnings from continuing operations before tax	708.6	106.7
Capital expenditures	1,332.9	832.8
Property, plant and equipment	7,963.2	7,741.4
Total assets	10,543.3	10,396.4
Great Bear
Cost of sales
Depreciation, depletion and amortization	0.5	0.1
Total cost of sales	0.5	0.1
Gross profit	(0.5)	(0.1)
Other operating (income) expense	0.3	1.5
Exploration and business development	49.1	60.1
Operating earnings	(49.9)	(61.7)
Capital expenditures	92.7	29.2
Property, plant and equipment	1,491.1	1,397.1
Total assets	1,498.4	1,401.4
Corporate and other
Revenue
Metal sales	4.8	5.7
Cost of sales
Production cost of sales	1.5	2.1
Depreciation, depletion and amortization	5.7	6.4
Total cost of sales	7.2	8.5
Gross profit	(2.4)	(2.8)
Other operating (income) expense	58.9	64.6
Exploration and business development	64.1	61.3
General and administrative	108.7	129.8
Operating earnings	(234.1)	(258.5)
Capital expenditures	164.2	44.4
Property, plant and equipment	817.0	645.9
Total assets	1,294.7	1,258.6
Maricunga
Revenue
Metal sales	4.8	5.7
Cost of sales
Operating earnings	0.4	(40.0)
Operating loss includes net reclamation expense	29.1	(26.8)
Operating segments | Tasiast
Revenue
Metal sales	1,200.8	935.0
Cost of sales
Production cost of sales	406.8	380.1
Depreciation, depletion and amortization	244.4	220.2
Total cost of sales	651.2	600.3
Gross profit	549.6	334.7
Other operating (income) expense	(3.9)	30.3
Exploration and business development	3.9	4.9
Operating earnings	549.6	299.5
Capital expenditures	375.8	161.9
Property, plant and equipment	2,325.4	2,269.2
Total assets	3,081.6	2,972.7
Operating segments | Paracatu
Revenue
Metal sales	1,149.6	1,021.5
Cost of sales
Production cost of sales	538.6	497.6
Depreciation, depletion and amortization	186.6	185.5
Total cost of sales	725.2	683.1
Gross profit	424.4	338.4
Other operating (income) expense	11.3	5.6
Exploration and business development	5.6	1.9
Operating earnings	407.5	330.9
Capital expenditures	182.3	132.6
Property, plant and equipment	1,653.3	1,623.1
Total assets	1,972.8	1,973.8
Operating segments | La Coipa
Revenue
Metal sales	522.6	177.9
Cost of sales
Production cost of sales	182.8	57.2
Depreciation, depletion and amortization	187.8	25.6
Total cost of sales	370.6	82.8
Gross profit	152.0	95.1
Other operating (income) expense	(8.2)	7.7
Exploration and business development	13.0	5.6
Operating earnings	147.2	81.8
Capital expenditures	87.6	162.0
Property, plant and equipment	379.1	487.5
Total assets	519.7	636.7
Operating segments | Fort Knox
Revenue
Metal sales	557.9	521.7
Cost of sales
Production cost of sales	343.5	350.7
Depreciation, depletion and amortization	96.8	109.7
Impairment charges	38.9
Total cost of sales	479.2	460.4
Gross profit	78.7	61.3
Other operating (income) expense	0.8	(3.1)
Exploration and business development	10.4	5.5
Operating earnings	67.5	58.9
Capital expenditures	258.1	92.3
Property, plant and equipment	566.2	424.1
Total assets	932.0	826.1
Operating segments | Round Mountain
Revenue
Metal sales	454.4	407.3
Cost of sales
Production cost of sales	357.7	309.2
Depreciation, depletion and amortization	157.2	60.5
Impairment charges		350.0
Total cost of sales	514.9	719.7
Gross profit	(60.5)	(312.4)
Other operating (income) expense	4.1	5.2
Exploration and business development	35.7	10.0
Operating earnings	(100.3)	(327.6)
Capital expenditures	31.1	109.6
Property, plant and equipment	383.9	588.7
Total assets	731.1	827.1
Operating segments | Bald Mountain
Revenue
Metal sales	349.6	386.0
Cost of sales
Production cost of sales	223.5	208.8
Depreciation, depletion and amortization	107.8	176.0
Total cost of sales	331.3	384.8
Gross profit	18.3	1.2
Other operating (income) expense	1.2	2.0
Exploration and business development	3.2	4.8
Operating earnings	13.9	(5.6)
Capital expenditures	141.1	100.8
Property, plant and equipment	347.2	305.8
Total assets	$ 513.0	$ 500.0